Taxes (Tables)	12 Months Ended
Jun. 30, 2026
Taxes [Abstract]
Schedule of Provision for Income Tax

The provision for income tax consisted of the following:

	Years Ended June 30,
	2026	2025	2024
Current
Cayman Islands	$—	$—	$—
Hong Kong	—	—	—
China	36,614	270,744	443,582

Deferred
Cayman Islands	—	—	—
Hong Kong	—	—	—
China	—	—	—
Income tax provision	$36,614	$270,744	$443,582

Schedule of Reconciles the Statutory Rate to the Company’s Effective Tax Rate

A reconciliation between the Company’s actual provision for income taxes and the provision under the PRC statutory rate is as follows:

	For the years ended June 30,
	2026		2025		2024
	Amount	%	Amount	%	Amount	%
Computed income tax benefit with statutory Enterprise Income Tax rate	$(2,374,908)	25.00%	$1,036,856	25.00%	$433,812	25.00%
Effect of tax rates in a foreign jurisdiction	2,342,701	(24.66)%	(828,009)	(19.97)%	(4,101)	(0.24)%
Change in value allowance on provision for doubtful debt	8,238	(0.09)%	4,874	0.12%	—	—
Effect of other non-deductible expenses	723	(0.01)%	1,929	0.05%	3,684	0.21%
Change in valuation allowance on tax losses generated during the year	59,860	(0.63)%	55,094	1.33%	10,187	0.59%
Income tax expense/(benefit)	$36,614	(0.39)%	$270,744	6.53%	443,582	25.56%

Schedule of Components of Deferred Tax Assets and Liabilities

Components of deferred tax assets and liabilities were as follows:

	As of June 30,
	2026	2025	2024
Net operating loss carry forwards	$130,177	$65,292	$10,233
Provision for doubtful debt	13,594	4,875	—
Deferred tax assets, gross	143,771	70,167	10,233
Valuation allowance on net operating loss	(143,771)	(70,167)	(10,233)
Deferred tax assets	$—	$—	$—

Schedule of Tax Payable

The tax payable consisted of the following:

	As of June 30,
	2026	2025	2024
VAT	$216,570	$369,260	366,720
Income tax	1,017,143	935,989	675,842
Other tax	3,733	2,021	1,795
Tax payable	$1,237,446	$1,307,270	$1,044,357